Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year (a)	Summary Compensation Table Total for Principal Executive Officers (PEOs) (b)	Summary Compensation Table Total for James Martin (1) (b)	Summary Compensation Table Total for Sam Lee (b) (1)	Compensation Actually Paid to PEOs (c) (2)	Compensation Actually Paid to James Martin (c) (2)	Compensation Actually Paid to Sam Lee (c) (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (f) (3) (4)	Net Income (Loss) (g) (4)
2025	513,672	265,000	248,672	513,677	265,005	248,672	95.11	$(8,831,000)
2024	1,361,718	680,859	680,859	1,220,918	610,459	610,459	109.78	$(17,504,000)
2023	1,254,402	627,201	627,201	1,185,477	594,935	590,902	53.21	$(17,984,000)

Named Executive Officers, Footnote [Text Block]

(1)	James Martin and Sam Lee have served as Co-Chief Executive Officers (principal executive officers or “PEOs”) of the Company since May 2021. The Company did not have any named executive officers who were not PEOs for the fiscal year ended December 31, 2025, so the columns titled “Average summary compensation table total for non-PEO named executive officers” and “Average compensation actually paid to non-PEO named executive office” from Item 402(v) or Regulation S-K are not applicable to the Company.

PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 513,677	$ 1,220,918	$ 1,185,477
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Represents the “Summary Compensation Table Total” amounts reflected in the above table, with the following adjustments pursuant to Item 402(v)(2) of Regulation S-K: (i) the deduction of “Stock Awards” and “Option Awards” in the Summary Compensation Table for each fiscal year, and (ii) the following adjustments related to such categories:

Equity Valuation Assumption Difference, Footnote [Text Block]

(3)	Reflects the cumulative total shareholder return of a fixed investment of $100 made at the closing price of the Company’s common stock at December 31, 2022 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.

Total Shareholder Return Amount	[2],[4],[5],[6]	$ 95.11	109.78	53.21
Net Income (Loss) Attributable to Parent	[2],[5],[7]	(8,831,000)	(17,504,000)	(17,984,000)
Principal Executive Officers [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[8]	513,672	1,361,718	1,254,402
James Martin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[8],[9]	265,000	680,859	627,201
PEO Actually Paid Compensation Amount	[1],[2],[3]	265,005	610,459	594,935
James Martin [Member] | The Fair Value Of All Awards Granted During Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			40,400	39,960
James Martin [Member] | The Change In Fair Value Of Awards Granted In Prior To Period That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,941	5,346
James Martin [Member] | The Fair Value As Of The Vesting Date Of Awards That Were Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			35,200	0
James Martin [Member] | The Change As Of The Vesting Date In Fair Value Of Awards Granted Prior To Year For Which All Applicable Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,018	3,446
James Martin [Member] | Awards That Failed To Meet The Applicable Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
James Martin [Member] | The Dollar Value Of Any Dividends Or Other Earnings Paid On Stock Or Option Awards Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Sam Lee [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[8],[9]	248,672	680,859	627,201
PEO Actually Paid Compensation Amount	[1],[2],[3]	248,672	610,459	590,902
Sam Lee [Member] | The Fair Value Of All Awards Granted During Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			40,400	35,926
Sam Lee [Member] | The Change In Fair Value Of Awards Granted In Prior To Period That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,340	5,346
Sam Lee [Member] | The Fair Value As Of The Vesting Date Of Awards That Were Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			35,200	0
Sam Lee [Member] | The Change As Of The Vesting Date In Fair Value Of Awards Granted Prior To Year For Which All Applicable Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,822	3,086
Sam Lee [Member] | Awards That Failed To Meet The Applicable Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Sam Lee [Member] | The Dollar Value Of Any Dividends Or Other Earnings Paid On Stock Or Option Awards Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | The Fair Value Of All Awards Granted During Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		29,370	80,800	75,886
PEO [Member] | The Change In Fair Value Of Awards Granted In Prior To Period That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,858	6,281	10,692
PEO [Member] | The Fair Value As Of The Vesting Date Of Awards That Were Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,146	70,400	0
PEO [Member] | The Change As Of The Vesting Date In Fair Value Of Awards Granted Prior To Year For Which All Applicable Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,967	7,840	6,532
PEO [Member] | Awards That Failed To Meet The Applicable Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | The Dollar Value Of Any Dividends Or Other Earnings Paid On Stock Or Option Awards Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	Represents the “Summary Compensation Table Total” amounts reflected in the above table, with the following adjustments pursuant to Item 402(v)(2) of Regulation S-K: (i) the deduction of “Stock Awards” and “Option Awards” in the Summary Compensation Table for each fiscal year, and (ii) the following adjustments related to such categories:
[2]	as to all PEOs for 2023, (1) the addition of $75,886 representing the fair value as of December 31, 2023 of all awards granted during 2023 that were outstanding and unvested as of December 31, 2023; (2) the subtraction of $10,692 representing the change as of December 31, 2023 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2023, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $6,532 representing the change as of the vesting date (from December 31, 2022) in fair value of awards granted prior to 2023 for which all applicable vesting conditions were satisfied at December 31, 2023; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2023, representing the fair value at December 31, 2022; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise included in the total compensation for 2023.
[3]	as to all PEOs for 2025, (1) the addition of $29,370 representing the fair value as of December 31, 2025 of all awards granted during 2025 that were outstanding and unvested as of December 31, 2025; (2) the subtraction of $3,858 representing the change as of December 31, 2025 in fair value of awards granted in prior to 2024 that are outstanding and unvested as of December 31, 2025, (3) the addition of $11,146 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $4,967 representing the change as of the vesting date (from December 31, 2024) in fair value of awards granted prior to 2025 for which all applicable vesting conditions were satisfied at December 31, 2025; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2025, representing the fair value at December 31, 2024; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise included in the total compensation for 2025.
[4]	Reflects the cumulative total shareholder return of a fixed investment of $100 made at the closing price of the Company’s common stock at December 31, 2022 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.
[5]	The Company has not compensated its PEOs based upon total shareholder return or its operating performance. As a drug discovery company that is developing product candidates and has not had revenue from product sales, our net losses including our net operating losses have not been a factor in determining compensation. Instead, we have focused on meeting our goals, which if achieved can lead to substantial returns for our shareholders. In order to meet these goals, we have to recruit and retain key executives with the skills in science and finance to provide the leadership our Company needs.
[6]	as to Mr. Martin for 2025, (1) the addition of $14,685 representing the fair value as of December 31, 2025 of all awards granted during 2025 that were outstanding and unvested as of December 31, 2025; (2) the subtraction of $1,931 representing the change as of December 31, 2025 in fair value of awards granted in prior to 2024 that are outstanding and unvested as of December 31, 2025, (3) the addition of $5,573 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $2,367 representing the change as of the vesting date (from December 31, 2024) in fair value of awards granted prior to 2025 for which all applicable vesting conditions were satisfied at December 31, 2025; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2025, representing the fair value at December 31, 2024; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise included in the total compensation for 2025.
[7]	as to Dr. Lee for 2023, (1) the addition of $35,926 representing the fair value as of December 31, 2023 of all awards granted during 2023 that were outstanding and unvested as of December 31, 2023; (2) the subtraction of $5,346 representing the change as of December 31, 2023 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2023, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $3,086 representing the change as of the vesting date (from December 31, 2022) in fair value of awards granted prior to 2023 for which all applicable vesting conditions were satisfied at December 31, 2023; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2023, representing the fair value at December 31, 2022; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise included in the total compensation for 2023.
[8]	as to all PEOs for 2024, (1) the addition of $80,800 representing the fair value as of December 31, 2024 of all awards granted during 2024 that were outstanding and unvested as of December 31, 2024; (2) the subtraction of $6,281 representing the change as of December 31, 2024 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2024, (3) the addition of $70,400 representing the fair value as of the vesting date of awards that were granted and vested in the same year;(4) the addition of $7,840 representing the change as of the vesting date (from December 31, 2023) in fair value of awards granted prior to 2024 for which all applicable vesting conditions were satisfied at December 31, 2024; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2024, representing the fair value at December 31, 2023; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise included in the total compensation for 2024.
[9]	James Martin and Sam Lee have served as Co-Chief Executive Officers (principal executive officers or “PEOs”) of the Company since May 2021. The Company did not have any named executive officers who were not PEOs for the fiscal year ended December 31, 2025, so the columns titled “Average summary compensation table total for non-PEO named executive officers” and “Average compensation actually paid to non-PEO named executive office” from Item 402(v) or Regulation S-K are not applicable to the Company.